ACCOUNTS RECEIVABLE (Schedule of Ageing analysis of accounts receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE
Accounts receivable	$ 24,398	$ 38,243
Less: allowance for credit losses	(10,252)	(15,991)	$ (33,864)	$ (52,831)
Accounts receivable, net	14,146	22,252
Within 3 months
ACCOUNTS RECEIVABLE
Accounts receivable	11,672	18,501
3 months to 6 months
ACCOUNTS RECEIVABLE
Accounts receivable	1,639	4,233
6 months to 12 months
ACCOUNTS RECEIVABLE
Accounts receivable	3,943	5,399
Over 1 year
ACCOUNTS RECEIVABLE
Accounts receivable	$ 7,144	$ 10,110